Convertible debentures	12 Months Ended
Dec. 31, 2021
Disclosure Of Convertible Debentures Abstract
Convertible debentures
15.	Convertible debentures
On June 6, 2017, the Company issued 10% convertible debentures of $15,000 aggregate principal amount at a price of one thousand dollars per debenture, with a maturity date of May 31, 2020. On May 27, 2020, the Company amended the remaining $12,621 principal value of convertible debentures (the “
Amendments
”) to include, among other things, an extension of the maturity date to May 31, 2022, and a reduction in the conversion price of the principal by 45% from $5.00 to $2.75 per Common Share (the “
Conversion Price
”).
On December 10, 2020, the Company gave notice to the holders of the convertible debentures that it was exercising its early conversion right such that the convertible debentures would be converted to Common Shares at the Conversion Price on or about January 11, 2021.
On January 11, 2021, the Company converted all of the outstanding balance related to principal and interest of convertible debentures into 3,178,930 Common Shares.
The following table summarizes the carrying value of the convertible debentures as at December 31, 2021:

	Net book value, December 31, 2021	Net book value, December 31, 2020
Convertible debentures	8,683	11,963
Transaction costs	—	(755)

Net proceeds	8,683	11,208

Conversion of debentures to equity	(8,683)	(3,754)
Accretion in carrying value of debenture liability	—	1,228
Accrued interest	100	684
Interest converted in shares and paid	(100)	(615)

	—	8,751